Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	₱ 1,635	₱ 1,890
Net gains (losses) from fair value adjustments charged to profit or loss	378	(3)
Transfers to property and equipment	(1,236)	(13)
Disposals		(239)
Balance at end of the year	777	1,635
Land [Member]
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	1,322	1,567
Net gains (losses) from fair value adjustments charged to profit or loss	389	4
Transfers to property and equipment	(1,115)	(10)
Disposals		(239)
Balance at end of the year	596	1,322
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	8	8
Net gains (losses) from fair value adjustments charged to profit or loss	(1)
Balance at end of the year	7	8
Building [Member]
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	305	315
Net gains (losses) from fair value adjustments charged to profit or loss	(10)	(7)
Transfers to property and equipment	(121)	(3)
Balance at end of the year	₱ 174	₱ 305